Document and Entity Information	Mar. 15, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 15, 2022
Entity Registrant Name	NiSource Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16189
Entity Tax Identification Number	35-2108964
Entity Address, Address Line One	801 East 86th Avenue
Entity Address, City or Town	Merrillville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46410
City Area Code	877
Local Phone Number	647-5990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A amends certain information included in a Current Report on Form 8-K filed by NiSource Inc. (“NiSource”) on January 27, 2022 regarding the appointment of each of Sondra Barbour and Cassandra Lee as directors of the Board of Directors of NiSource effective on January 27, 2022 and February 14, 2022, respectively. The Board of Directors did not appoint Mses. Barbour and Lee to serve on any of its committees at the time of their respective appointments. On March 15, 2022, the Board of Directors appointed each of Mses. Barbour and Lee to serve on the Audit Committee and the Finance Committee.
Entity Central Index Key	0001111711
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NI
Security Exchange Name	NYSE
Series A Corporate Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A Corporate Units
Trading Symbol	NIMC
Security Exchange Name	NYSE
Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th ownership interest in a share of 6.50% Series B Fixed-Rate Reset Cumulative Redeemable Perpetual
Trading Symbol	NI PR B
Security Exchange Name	NYSE